COMMITMENTS AND CONTINGENCIES (Details - Future minimum payments) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
2025	$ 23,161
2026	19,301
Total minimum lease payments:	42,462
Less amount representing interest	(1,850)
Present value of minimum lease payments:	$ 40,612	$ 61,180